Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Schedule of Cash and Cash Equivalents

	2024	2023
Checking and saving accounts	$271,337	$151,146
Time deposit	291,000	55,000
Cash on hand	250	229
Bonds	50,726	—
	$613,313	$206,375